Share-based payments - Management Incentive Plan (Details) € / shares in Units, € in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	May 13, 2022 € / shares	May 13, 2022 $ / shares	Apr. 30, 2023 € / shares	Jun. 30, 2023 shares	Jun. 30, 2023 EUR (€) shares € / shares	Jun. 30, 2022 EUR (€) shares € / shares	Sep. 19, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares)				1	1
Weighted average remaining contractual life of outstanding share options					9 years 6 months 18 days
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period					18 months
Granted during the period (in EUR per share) | € / shares			€ 0.12		€ 0	€ 0.12
Number of share options expired in share-based payment arrangement				0	0
Share-based payment expenses | €					€ 3,498	€ 11,776
Fair value of options granted (in EUR per share) | € / shares					€ 7.75	€ 7.75
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 7.87	$ 8.17
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period					10 years
Number of options exercisable (in shares)				0	0	0
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period					10 years
Number of options exercisable (in shares)				0	0	0
Management Incentive Plan | Performance Options | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)							996,910
Management Incentive Plan Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses | €					€ 956	€ 0